Bank credit lines and loan facilities - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024 (remaining)	$ 79,762
2025	29,762
2026	529,762
2027	29,762
2028 and thereafter	2,857,165
Total debt	$ 3,526,213	$ 3,806,213